Stock Options (Details)	6 Months Ended	12 Months Ended
	Dec. 31, 2021	Jun. 30, 2022	Jun. 30, 2021
Stock Options
Expected term (in years)	10 years	10 years	10 years
Risk-free interest rate	1.42%	1.91%	1.40%
Expected volatility	72.00%	72.00%	66.00%
Dividend rate	0.00%	0.00%	0.00%